NNC
Nuveen North Carolina Quality Municipal Income Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 162.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 162.8% (100.0% of Total Investments)
	Education and Civic Organizations – 29.4% (18.1% of Total Investments)
	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013:
$2,950	5.000%, 4/01/33	4/22 at 100.00	A3	$3,190,690
1,000	5.125%, 4/01/43	4/22 at 100.00	A3	1,076,850
2,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	AA	2,826,300
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,638,050
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,851,741
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA	1,572,585
1,800	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	A1	2,112,732
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	546,700
250	5.000%, 3/01/28	3/22 at 100.00	AA+	272,318
500	5.000%, 3/01/29	3/22 at 100.00	AA+	544,635
500	5.000%, 3/01/32	3/22 at 100.00	AA+	543,225
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,325,965
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 7/01/42	10/26 at 100.00	AA+	4,756,440
1,605	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A, 5.000%, 10/01/55	10/25 at 100.00	AA+	1,904,557
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A-	1,683,661
1,000	5.000%, 4/01/33	4/23 at 100.00	A-	1,077,850
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB-	4,616,978
5,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2016, 4.000%, 1/01/37	7/26 at 100.00	AA	5,647,350
2,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	3,062,350
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	2,286,276

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$290	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 – AMBAC Insured	9/19 at 100.00	A	$290,829
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	935,328
170	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	215,487
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	Aa3	2,391,989
1,175	5.000%, 4/01/33	4/24 at 100.00	Aa3	1,355,915
1,385	5.000%, 4/01/35	4/24 at 100.00	Aa3	1,592,902
4,735	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/42	10/27 at 100.00	Aa3	5,849,288
1,415	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017, 5.000%, 4/01/31	4/28 at 100.00	Aa3	1,809,346
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,160,360
3,065	5.000%, 4/01/39	4/24 at 100.00	Aa3	3,533,884
4,765	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	5,911,125
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Aa3	1,465,338
64,185	Total Education and Civic Organizations			74,049,044
	Health Care – 24.5% (15.0% of Total Investments)
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43	1/22 at 100.00	AA-	5,640,285
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA-	2,100,720
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, Doing Business as Atrium Health, Refunding Series 2018A, 5.000%, 1/15/36	1/29 at 100.00	AA-	5,025,600
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	BBB	4,567,561
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 5.000%, 10/01/26	10/23 at 100.00	A+	569,725
2,700	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A+	3,168,639
2,750	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,776,950
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A-	2,621,739
1,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016D, 5.000%, 6/01/29	6/26 at 100.00	AA	1,546,825
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	2,180,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Inc., Series 2010A:
$4,750	5.250%, 11/01/40	11/20 at 100.00	AA-	$4,960,900
5,000	5.000%, 11/01/43	11/20 at 100.00	AA-	5,193,500
2,500	4.750%, 11/01/43	11/20 at 100.00	AA-	2,582,000
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	2,281,680
3,515	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	3,802,070
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	3,244,800
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
2,000	5.000%, 10/01/27	10/22 at 100.00	A+	2,212,240
3,500	5.000%, 10/01/31	10/22 at 100.00	A+	3,849,195
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	3,188,162
56,315	Total Health Care			61,512,751
	Housing/Multifamily – 1.0% (0.6% of Total Investments)
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments, Series 2003:
315	5.150%, 1/01/22 (AMT)	10/19 at 100.00	N/R	317,460
2,260	5.375%, 1/01/36 (AMT)	10/19 at 100.00	N/R	2,273,086
2,575	Total Housing/Multifamily			2,590,546
	Housing/Single Family – 0.6% (0.4% of Total Investments)
1,445	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,481,053
	Long-Term Care – 1.5% (0.9% of Total Investments)
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37	11/26 at 100.00	A	3,186,520
450	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	497,903
3,140	Total Long-Term Care			3,684,423
	Tax Obligation/General – 7.3% (4.5% of Total Investments)
4,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2018A, 4.000%, 6/15/37	6/28 at 100.00	A+	4,539,840
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,059,840

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,500	Evanston, Illinois, General Obligation Bonds, Corporate Purpose Series 2016A, 4.000%, 12/01/43	6/28 at 100.00	AA+	$3,899,560
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,073,216
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,266,610
5,750	West Virginia State, General Obligation Bonds, State Road Competitive Series 2018B, 4.000%, 6/01/42	6/28 at 100.00	Aa2	6,563,337
16,135	Total Tax Obligation/General			18,402,403
	Tax Obligation/Limited – 28.0% (17.2% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,260,141
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,853,488
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	AA	1,154,470
730	5.000%, 6/01/31	6/24 at 100.00	AA	839,157
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Refunding Series 2008A, 5.000%, 6/01/33	9/19 at 100.00	AA+	2,411,662
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,388,212
5,810	Collier County, Florida, Tourist Development Tax Revenue Bonds, Series 2018, 4.000%, 10/01/43	10/28 at 100.00	AA+	6,582,788
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B, 5.000%, 6/01/28	6/22 at 100.00	AA	2,285,785
2,000	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	2,465,780
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	601,145
590	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	615,748
980	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2017, 5.000%, 4/01/29	4/28 at 100.00	Aa3	1,262,524
7,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018, 4.000%, 7/01/48	7/28 at 100.00	AA	7,882,070
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,881,700
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
2,000	5.000%, 5/01/29 (UB)	5/27 at 100.00	AA+	2,535,580
4,000	5.000%, 5/01/30 (UB)	5/27 at 100.00	AA+	5,043,920
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	AA+	8,560,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Orange County Public Facilities Company, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
$200	5.000%, 10/01/27	No Opt. Call	AA+	$259,014
150	5.000%, 10/01/28	10/27 at 100.00	AA+	193,668
400	5.000%, 10/01/30	10/27 at 100.00	AA+	511,832
4,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	4,128,760
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,141,590
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,429,112
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,561,811
650	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/30	5/26 at 100.00	AA+	792,955
	Sampson County, North Carolina, Limited Obligation Bonds, Refunding Series 2017:
300	5.000%, 9/01/32	9/27 at 100.00	A1	372,504
1,250	4.000%, 9/01/35	9/27 at 100.00	A1	1,423,712
1,265	4.000%, 9/01/36	9/27 at 100.00	A1	1,427,224
1,000	4.000%, 9/01/37	9/27 at 100.00	A1	1,119,340
2,325	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 4.000%, 7/01/58	7/28 at 100.00	A1	2,510,465
61,935	Total Tax Obligation/Limited			70,496,832
	Transportation – 25.9% (15.9% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	AA-	5,142,850
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (AMT)	7/20 at 100.00	AA-	10,337
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA-	1,510,186
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	AA-	3,379,239
3,000	5.000%, 7/01/28	7/24 at 100.00	AA-	3,529,200
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,365	5.000%, 7/01/42 (UB)	7/27 at 100.00	Aa3	1,677,626
5,390	5.000%, 7/01/47 (UB)	7/27 at 100.00	Aa3	6,582,591
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2011B, 5.000%, 7/01/36 (AMT)	7/21 at 100.00	AA-	1,478,498
10,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	11,142,400
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	2,765,139

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	$522,370
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
835	0.000%, 7/01/28	7/26 at 91.99	BBB	662,305
800	0.000%, 7/01/30	7/26 at 83.69	BBB	569,808
850	0.000%, 7/01/31	7/26 at 79.58	BBB	571,005
2,400	0.000%, 7/01/33	7/26 at 71.99	BBB	1,440,552
3,160	0.000%, 7/01/36	7/26 at 61.63	BBB	1,591,092
3,100	0.000%, 7/01/37	7/26 at 58.52	BBB	1,472,097
1,900	0.000%, 7/01/40	7/26 at 50.36	BBB	768,626
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB	461,600
2,200	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	2,629,858
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	115,214
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	3,126,769
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,590,404
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,593,458
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	4,732,708
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	885,675
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,025,230
4,125	5.000%, 5/01/36	5/20 at 100.00	Aa3	4,221,071
72,715	Total Transportation			65,197,908
	U.S. Guaranteed – 16.8% (10.3% of Total Investments) (4)
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	AA+	2,293,481
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	4,074,809
1,250	5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	1,319,562
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	9,190,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Series 2012:
$1,065	5.000%, 4/01/29 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	$1,171,298
1,165	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	1,281,279
1,000	5.000%, 4/01/31 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	1,099,810
200	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	Aa3	219,962
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	AA	556,659
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
180	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	200,365
100	6.000%, 1/01/22 (ETM)	No Opt. Call	N/R	111,314
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A, 5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,882,725
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian Regional HealthCare System, Series 2011A, 6.500%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	2,937,119
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,781,069
2,180	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%, 1/01/20 (ETM)	No Opt. Call	Aaa	2,207,403
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	AA	620,400
2,100	5.750%, 6/01/36 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	AA	2,173,332
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	1,003,120
1,000	5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	A3	1,003,220
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+	5,165,790
39,950	Total U.S. Guaranteed			42,293,537
	Utilities – 4.4% (2.7% of Total Investments)
775	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016, 5.000%, 3/01/30	3/26 at 100.00	A+	941,005
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40	11/20 at 100.00	Aa2	5,153,400
315	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	9/19 at 100.00	A	315,838
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,890,802
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,812,390

NNC	Nuveen North Carolina Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	$937,505
9,895	Total Utilities			11,050,940
	Water and Sewer – 23.4% (14.4% of Total Investments)
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/25	4/22 at 100.00	AA-	1,256,054
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,135,623
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,767,843
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018:
16,865	5.000%, 7/01/44 (UB) (5)	7/28 at 100.00	AAA	21,274,186
2,055	5.000%, 7/01/44	7/28 at 100.00	AAA	2,592,259
4,750	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,341,993
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/28	5/22 at 100.00	AA+	1,685,630
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	AA	3,601,214
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	601,656
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,746,544
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	5,662,500
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,208,087
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/46	3/27 at 100.00	AAA	5,638,600
1,100	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA+	1,274,482
49,690	Total Water and Sewer			58,786,671
$377,980	Total Long-Term Investments (cost $376,499,595)			409,546,108
	Floating Rate Obligations – (7.4)%			(18,630,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (57.0)% (6)			(143,328,312)
	Other Assets Less Liabilities – 1.6%			3,907,049
	Net Asset Applicable to Common Shares – 100%			$251,494,845

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$409,546,108	$ —	$409,546,108

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 35.0%.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.